Related parties - Summary of Transactions Between Related Parties (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sistema PJSFC [Member]
Disclosure of transactions between related parties [line items]
Sales to related parties	₽ 114
Purchases from related parties	553	₽ 193	₽ 309
Amounts owed by related parties	6
Amounts owed to related parties	973	9	18
Litres [Member]
Disclosure of transactions between related parties [line items]
Sales to related parties	7	6	5
Purchases from related parties	1	11	6
Amounts owed by related parties	1	144	1
Amounts owed to related parties	₽ 2	₽ 2	₽ 3